OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 213	$ 146
Government authorities	26	56
Receivables on account of share Capital	278	54
Deferred tax assets, net	148
Forward and cylinder contracts		31
Other	20	36
Other accounts receivable and prepaid expenses	$ 685	$ 323